Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant accounting policies
Schedule of exchange rates used

	Average rate			Closing rate
				Dec 31,	Dec 31,	Dec 31,
	2023	2022	2021	2023	2022	2021
USD (EUR 1)	1.09	1.05	1.13	1.11	1.07	1.13
AED (EUR 1)	4.00	3.87	4.15	4.06	3.94	4.17
INR (EUR 1)	89.30	82.69	85.18	91.98	88.17	84.23
CHF (EUR 1)	0.94	1.00	1.08	0.93	0.98	1.03
SAR (EUR 1)	4.13	—	—	4.14	—	—
RSD (EUR 1)	116.91	117.46	117.39	116.91	117.33	117.27